Financial Instruments - Additional Information (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Oct. 27, 2022 CAD ($)	Oct. 27, 2022 USD ($)	Aug. 30, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Unused Capacity on Facility	$ 37,449,000	$ 58,369,000
Maximum amount available			$ 2,705,000	$ 2,000
Percentage change in interest rate on variable rate borrowings	0.10%
Risk-Adjusted Discount Rate, Contingent Consideration	4.40%
Nominal amount of hedging instrument					30,000,000
Contingent Consideration, Milestone, Percentage of Projected Cash Flows	10.00%
Increase (decrease) in contingent consideration asset (liability)	$ 9,157,000	0
Interest rate					397.00%
Reasonably Increase In Interest Rates Of Borrowings	1.00%
Reasonably Decrease In Interest Rates Of Borrowings	1.00%
Period, Interest BA/CDOR Rate	1 month
Forecast
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in contingent consideration asset (liability)	$ 5,192,000
LIBOR Advances
Disclosure of detailed information about financial instruments [line items]
Maximum amount available	$ 125,000,000	$ 125,000,000